Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Disclosure of Investments Accounted for Using Equity Method
The detail of investments accounted for by the equity method and the share of (loss)/income of these investments is the following:

	% Holding	Investments accounted for by the equity method		Share of (loss) income of investments accounted for by the equity method
Millions of euros		12/31/2024	12/31/2023	2024	2023	2022
VMED O2 UK Limited	50%	7,641	7,774	89	(2,030)	292
Movistar Prosegur Alarmas	50%	213	230	(16)	(22)	(12)
FiBrasil Infraestructura e Fibra Ótica, S.A.	50%	80	100	(1)	(4)	(8)
Unsere Grüne Glasfaser (UGG)	50%	104	97	(77)	(55)	(64)
Opal Jvco Limited (nexfibre)	25%	94	55	(2)	(32)	26
Utiq, S.A.	25%	3	5	(4)	—	—
Others		8	4	(3)	(2)	(4)
Joint ventures		8,143	8,265	(14)	(2,145)	230
Daytona Midco, S.L. (Nabiax)	20%	—	65	(7)	(1)	(1)
Adquira España, S.A.	44.44%	5	4	—	—	—
HoldCo Infraco SpA. (Onnet Fibra Chile)	40%	119	150	(24)	7	—
Alamo HoldCo S.L. (Onnet Fibra Colombia)	40%	11	14	(17)	(10)	(15)
Internet para todos S.A.C	54.67%	57	55	—	—	(3)
Telefónica Factoring España, S.A.	50%	8	7	4	4	4
Telefónica Factoring do Brasil, Ltda.	50%	2	2	2	1	3
Telefónica Factoring Peru, S.A.C.	50%	3	3	1	1	1
Telefónica Factoring Colombia, S.A.	50%	1	1	1	1	1
Telefónica Factoring México,S.A. de C.V.	50%	—	1	—	—	—
Telefónica Factoring Chile, SpA.	50%	1	1	—	—	—
Telefónica Factoring Ecuador, S.A.	50%	—	—	—	—	—
Telefónica Renting, S.A.	50%	9	1	4	—	—
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A.	50%	14	18	1	1	2
Movistar Consumer Finance Colombia SAS	50%	—	—	—	(21)	(3)
Others		2	3	—	—	(2)
Associates		232	325	(35)	(17)	(13)
Total		8,375	8,590	(49)	(2,162)	217
The detail of the movement in investments accounted for by the equity method in 2024 and 2023 is as follows:

Investments accounted for by the equity method	Millions of euros
Balance at 12/31/2022	11,587
Additions	236
Translation differences and other comprehensive income (loss)	144
(Loss) income	(2,162)
Dividends	(1,218)
Transfers and others	3
Balance at 12/31/2023	8,590
Additions	160
Translation differences and other comprehensive income (loss)	249
(Loss) income	(49)
Dividends	(520)
Transfers and others	(55)
Balance at 12/31/2024	8,375

Disclosure of Statement of Financial Position and Income Statement of Joint Ventures
Detail of the main items on the statements of financial position and income statements of VMED O2 UK Limited

Millions of euros	12/31/2024	12/31/2023
Non current assets	43,081	41,697
Intangible assets	7,682	8,379
Goodwill	21,404	20,427
Property, plant and equipment	10,994	10,011
Other non current assets	3,001	2,880
Current assets	5,166	4,758
Inventories	245	301
Current receivables and other current assets	2,900	2,882
Other current financial assets	660	567
Cash and cash equivalents	1,361	1,008
Total Assets	48,247	46,455
Non current liabilities	23,139	22,136
Non current financial liabilities	21,754	21,061
Non current lease liabilities	950	663
Other non current liabilities	435	412
Current liabilities	9,665	8,591
Current financial liabilities	4,970	4,165
Current lease liabilities	197	201
Other current liabilities	4,498	4,225
Total Liabilities	32,804	30,727
Equity attributable to non-controlling interests (100% VMO2)	252	261
Equity attributable to equity holders of the parent (100% VMO2)	15,191	15,467
50% Telefónica Group	7,596	7,734
Acquisition costs	61	61
Other adjustments	(16)	(21)
Investments accounted for by the equity method	7,641	7,774

Millions of euros	2024	2023	2022
Revenues	12,616	12,547	12,155
Other operating income	516	516	551
Operating expenses	(8,665)	(8,632)	(8,305)
Impairment losses in goodwill	—	(3,572)	—
Depreciation and amortization (1)	(3,371)	(3,685)	(4,170)
Operating income (loss)	1,096	(2,826)	231
Share of income (loss) of investments accounted for by the equity method	4	2	1
Financial income	51	55	24
Financial expenses	(1,578)	(1,436)	(1,020)
Realized and unrealized gains on derivative instruments, net (2)	463	(924)	2,567
Foreign currency transaction losses, net	(34)	677	(1,296)
Net financial result	(1,098)	(1,628)	275
Result before taxation	2	(4,452)	507
Income tax	(22)	265	(15)
Result for the period	(20)	(4,187)	492
Attributable to non-controlling interests	(19)	—	—
Result for the period attributable to equity holders of the parent (100% VMO2)	(39)	(4,187)	492
50% attributable to Telefónica Group	(20)	(2,094)	246
Share-based compensation (3)	1	8	14
Sale of a minority interest in Cornerstone (4)	112	76	—
Other adjustments	(5)	(20)	32
Share of (loss) income of investments accounted for by the equity method	89	(2,030)	292
Other comprehensive income (100% VMO2)	(337)	(213)	(113)
(1) Includes amortization of the customer relationships recorded after the purchase price allocation, amounting to 1,012 million euros in 2024 (985 million euros in 2023).
(2) VMO2 entered into various derivative instruments to manage interest rate exposure and foreign currency exposure. Generally, VMO2 does not apply hedge accounting to its derivative instruments. Accordingly, changes in the fair values of most of its derivatives are recorded in the finance results of its consolidated income statement.
(3) Amount related to incentive awards held by certain employees of VMO2 associated with ordinary shares of Liberty Global and Telefónica. Share-based compensation expense is included in Operating expenses in the consolidated income statement of VMO2.
(4) In 2024 and 2023, VMO2 sold minority interests in its mobile towers joint operation Cornerstone. This amount reflects the change in the Telefónica Group's indirect ownership interest in Cornerstone (from 25% to 16.67% in 2023, then 16.67% to 12.50% in 2024) and resulting from the inflow of resources from a third party.
The breakdown of the key financial highlights of Movistar Prosegur Alarmas group and the reconciliation with the carrying amount in the Telefónica Group at December 31, 2024 and 2023 are as follows:

Millions of euros	12/31/2024	12/31/2023
Fixed assets	204	172
Other non-current assets	141	160
Non-current assets	345	332
Cash and equivalents	1	1
Other current assets	102	58
Current assets	103	59
Total assets	448	391
Non-current financial liabilities	(205)	(175)
Other non-current liabilities	(78)	(63)
Non-current liabilities	(283)	(238)
Current financial liabilities	(100)	(102)
Other current liabilities	(65)	(43)
Current liabilities	(165)	(145)
Total liabilities	(448)	(383)
Net assets	—	8
Purchase price allocation
Assets	42	76
Liabilities	(11)	(20)
Net assets	31	56
% Holding	50%	50%
Group’s share in equity	15	32
Goodwill	198	198
Carrying amount in the Telefónica Group	213	230
The summary of the magnitudes of the UGG Group and the reconciliation with its carrying amount in the Telefónica Group at December 31, 2024 and 2023 are shown below:

Millions of euros	12/31/2024	12/31/2023
Fixed assets	1,344	438
Other non-current assets	194	211
Non-current assets	1,538	649
Cash and equivalents	282	49
Other current assets	63	50
Current assets	345	99
Total assets	1,883	748
Non-current financial liabilities	(1,493)	(522)
Other non-current liabilities	(43)	(36)
Non-current liabilities	(1,536)	(558)
Current financial liabilities	(4)	(5)
Other current liabilities	(232)	(88)
Current liabilities	(236)	(93)
Total liabilities	(1,772)	(651)
Net assets	111	97
% Holding	50%	50%
Group’s share in equity	55	49
Other adjustments	49	49
Carrying amount in the Telefónica Group	104	97
The summary of the magnitudes of Opal Jvco Limited and the reconciliation with its carrying amount in the Telefónica Group at December 31, 2024 and 2023 are shown below:

Millions of euros	12/31/2024	12/31/2023
Fixed assets	1,833	840
Other non-current assets	185	98
Non-current assets	2,018	938
Cash and equivalents	37	23
Other current assets	62	54
Current assets	99	77
Total assets	2,117	1,015
Non-current financial liabilities	(1,453)	(593)
Other non-current liabilities	(3)	—
Non-current liabilities	(1,456)	(593)
Current financial liabilities	(100)	(61)
Other current liabilities	(199)	(157)
Current liabilities	(299)	(218)
Total liabilities	(1,755)	(811)
Net assets	362	204
% Holding	25%	25%
Group’s share in equity	90	51
Other adjustments	4	4
Carrying amount in the Telefónica Group	94	55
The summary of the magnitudes of Holdco Infraco Group and the reconciliation with its carrying amount in the Telefónica Group at December 31, 2024 and 2023 are shown below:

Millions of euros	12/31/2024	12/31/2023
Non-current assets	1,343	857
Cash and equivalents	11	27
Other current assets	84	182
Current assets	95	209
Total assets	1,438	1,066
Non-current financial liabilities	(892)	(521)
Other non-current liabilities	(304)	(293)
Non-current liabilities	(1,196)	(814)
Current financial liabilities	(34)	(3)
Other current liabilities	(102)	(78)
Current liabilities	(136)	(81)
Total liabilities	(1,332)	(895)
Net assets	106	171
Purchase price allocation
Assets	159	178
Liabilities	(43)	(48)
Net assets	116	130
% Holding	40%	40%
Group’s share in equity	89	120
Other adjustments	30	30
Carrying amount in the Telefónica Group	119	150

Disclosure Of Purchase Commitments

Millions of euros	2025	2026	2027	2028	2029	Subsequent years	Total
Purchase and other commitments	791	189	109	61	5	—	1,155
Programming commitments	727	728	618	247	—	—	2,320
Network and connectivity commitments	773	112	31	29	24	204	1,173
Services agreements	236	231	197	175	180	77	1,096
Total commitments VMO2 (100%)	2,527	1,260	955	512	209	281	5,744
The breakdown of purchase and other contractual commitments of the UGG Group at December 31, 2024 is as follows:

Millions of euros	12/31/2024
Less than 1 year	431
1 to 3 years	305
3 to 5 years	275
More than five years	414
Total commitments UGG group (100%)	1,425
The breakdown of purchase and other contractual commitments of the Opal Jvco. Group at December 31 2024 is as follows:

Millions of euros	12/31/2024
Less than 1 year	678
1 to 3 years	122
3 to 5 years	67
More than five years	4
Total commitments Opal Jvco. group (100%)	871

Disclosure of Breakdown of Balances and Transactions Related to Associates and Joint Ventures Recognized
The breakdown of balances and transactions related to associates and joint ventures recognized with VMO2 in the consolidated statement of financial position and consolidated income statement is as follows:

Millions of euros	12/31/2024	12/31/2023
Receivables and other assets from associates and joint ventures	59	66
Payables and other liabilities to associates and joint ventures	27	34

Millions of euros	2024	2023	2022
Revenue from operations with associates and joint ventures	135	134	130
Expenses from operations with associates and joint ventures	44	63	63

Disclosure of Statement of Financial Position and Income Statement of Associates and Joint Ventures
The breakdown of items related to associates and joint ventures recognized in the consolidated statements of financial position and consolidated income statements is as follows:

	12/31/2024			12/31/2023
Millions of euros	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Credits and other financial assets	244	2	246	263	2	265
Receivables and other assets (Note 14)	87	112	199	91	93	184
Financial liabilities	—	10	10	—	—	—
Non-current lease liabilities	60	9	69	37	—	37
Non-current payables and other liabilities (Note 21)	433	1	434	236	4	240
Long-term contractual liabilities	31	52	83	44	54	98
Current lease liabilities	55	4	59	42	—	42
Current payables and other liabilities (Note 22)	377	50	427	183	44	227
Short-term contractual liabilities	14	6	20	15	6	21

	2024			2023			2022
Millions of euros	Associates	Joint ventures	Total	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Revenue from operations	520	251	771	473	223	696	209	251	460
Expenses from operations	677	136	813	634	136	770	199	116	315
Financial revenues	26	2	28	29	1	30	27	1	28
Financial expenses	45	1	46	9	7	16	1	9	10